CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ 250,228	$ (23,665)	$ (50,868)	$ (21,454)	$ (1,155,739)	$ (3,978,459)	$ (874,366)	$ (1,130,535)
Other comprehensive income (loss)
Foreign currency translation adjustments	(116)		863		(1,812)	(521)	260	(2,729)
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive loss, net of tax provision						(1,407)	(3,744)	(7,099)
Amortization of deferred pension plan amounts (net of tax provision of $583, $584 and $345 for the year ended December 31, 2020, 2019 and 2018, respectively)						2,183	2,197	1,298
Net pension plan curtailment and settlement gain (loss) (net of tax provision (benefit) of $32, $(8) and $28 for the year ended December 31, 2020, 2019 and 2018, respectively)						122	(30)	107
Prior service cost arising during the period (net of tax provision (benefit) of zero, zero and $(55) for the year ended December 31, 2020, 2019 and 2018, respectively)						0	0	(221)
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive loss, net of tax provision	224	(435)	569	(267)	1,705
Other comprehensive income (loss), net	108	(435)	1,432	(267)	(107)	377	(1,317)	(8,644)
Net comprehensive loss attributable to noncontrolling interests						0	173,776	245,485
Comprehensive income (loss)	250,336	(24,100)	(49,436)	(21,721)	(1,155,846)	(3,978,082)	(701,907)	(893,694)
Noble Finance Company
Net income (loss)	193,825	(13,980)	(78,202)	(55,336)	(1,104,341)	(3,904,673)	(734,904)	(1,089,970)
Other comprehensive income (loss)
Foreign currency translation adjustments	(116)		863		(1,812)	(521)	260	(2,729)
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive loss, net of tax provision						(1,407)	(3,744)	(7,099)
Amortization of deferred pension plan amounts (net of tax provision of $583, $584 and $345 for the year ended December 31, 2020, 2019 and 2018, respectively)						2,183	2,197	1,298
Net pension plan curtailment and settlement gain (loss) (net of tax provision (benefit) of $32, $(8) and $28 for the year ended December 31, 2020, 2019 and 2018, respectively)						122	(30)	107
Prior service cost arising during the period (net of tax provision (benefit) of zero, zero and $(55) for the year ended December 31, 2020, 2019 and 2018, respectively)						0	0	(221)
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive loss, net of tax provision	224	(435)	569	(267)	1,705
Other comprehensive income (loss), net	108	(435)	1,432	(267)	(107)	377	(1,317)	(8,644)
Net comprehensive loss attributable to noncontrolling interests						0	173,776	245,485
Comprehensive income (loss)	$ 193,933	$ (14,415)	$ (76,770)	$ (55,603)	$ (1,104,448)	$ (3,904,296)	$ (562,445)	$ (853,129)